Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue	$ 293,069	$ 265,855	$ 271,865	$ 234,220	$ 253,406	$ 234,805	$ 236,041	$ 212,740	$ 1,065,009	$ 936,992	$ 688,826
Cost of services sold	194,031	179,069	186,240	174,800	180,291	172,874	159,208	155,289	734,140	667,662	472,118
Office and general expenses									300,581	217,768	151,016
Depreciation and amortization									45,819	39,675	34,158
Operating profit (Loss)									(15,531)	11,887	31,534
Other Income (Expense):
Other income, net									117	116	381
Foreign exchange loss									(976)	(1,677)	69
Interest expense, net									(46,190)	(41,561)	(33,192)
Loss from continuing operations before income taxes, equity in affiliates									(62,580)	(31,235)	(1,208)
Income tax expense (recovery)									9,553	41,735	(165)
Loss from continuing operations before equity in affiliates									(72,133)	(72,970)	(1,043)
Equity in earnings of affiliates									633	213	866
Numerator for diluted loss per common share - loss from continuing operations	(21,710)	(11,832)	(15,149)	(22,809)	(54,773)	(16,682)	4,658	(5,960)	(71,500)	(72,757)	(177)
Loss from discontinued operations attributable to MDC Partners Inc., net of taxes									(7,201)	(3,506)	(4,885)
Net loss									(78,701)	(76,263)	(5,062)
Net income attributable to the non-controlling interests									(6,738)	(8,411)	(10,378)
Net loss attributable to MDC Partners Inc.	(24,548)	(14,496)	(20,114)	(26,281)	(57,740)	(19,574)	1,325	(8,685)	(85,439)	(84,674)	(15,440)
Stock-based compensation	5,827				5,837				32,197	23,657	16,507
Capital expenditures from continuing operations									20,303	23,358	11,096
Goodwill and intangibles	783,314				663,224				783,314	663,224	581,621
Total Assets	1,344,945				1,055,745				1,344,945	1,055,745	914,348
Strategic Marketing Services [Member]
Revenue									719,364	608,022	438,941
Cost of services sold									479,060	425,316	288,916
Office and general expenses									188,954	137,824	90,495
Depreciation and amortization									27,260	22,378	17,917
Operating profit (Loss)									24,090	22,504	41,613
Other Income (Expense):
Net income attributable to the non-controlling interests									(5,167)	(6,414)	(7,211)
Stock-based compensation									9,186	5,149	7,282
Capital expenditures from continuing operations									11,455	11,647	6,476
Goodwill and intangibles	532,643				426,034				532,643	426,034	367,856
Total Assets	827,248				627,268				827,248	627,268	552,383
Performance Marketing Services [Member]
Revenue									345,645	328,970	249,885
Cost of services sold									255,080	242,346	183,202
Office and general expenses									72,780	44,512	38,230
Depreciation and amortization									17,217	16,471	15,873
Operating profit (Loss)									568	25,641	12,580
Other Income (Expense):
Net income attributable to the non-controlling interests									(1,571)	(1,997)	(3,167)
Stock-based compensation									8,227	3,695	1,992
Capital expenditures from continuing operations									8,466	4,782	4,010
Goodwill and intangibles	250,671				237,190				250,671	237,190	213,765
Total Assets	397,450				380,825				397,450	380,825	322,520
Corporate [Member]
Revenue									0	0	0
Cost of services sold									0	0	0
Office and general expenses									38,847	35,432	22,291
Depreciation and amortization									1,342	826	368
Operating profit (Loss)									(40,189)	(36,258)	(22,659)
Other Income (Expense):
Net income attributable to the non-controlling interests									0	0	0
Stock-based compensation									14,784	14,813	7,233
Capital expenditures from continuing operations									382	6,929	610
Goodwill and intangibles	0				0				0	0	0
Total Assets	$ 120,247				$ 47,652				$ 120,247	$ 47,652	$ 39,445